Schedule of other current financial liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Borrowings And Other Financial Liabilities
Other payables — Braiin corporate sub-group	$ 22,703	$ 77,439
Deferred consideration on the acquisition of VIS Networks Private Limited, payable within twelve months	6,719,772
Other payables of the acquired sub-groups	2,631,821
Accruals payable	2,477,006	122,919
Interest payable	1,752
Salaries payable	134,131
Branch balances payable
Share application money payable	922
Related party loans and payables	39,619	14,565
Other current financial liabilities	$ 12,027,726	$ 214,923